SCHEDULE OF EARNINGS PER SHARE RECONCILIATION (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net income (loss) attributable to common stockholders	$ (2,689,571)	$ (9,897,612)	$ (7,121,716)	$ (19,563,588)	$ (25,085,496)	$ (29,886,851)
Denominator:
Weighted average shares outstanding, basic and diluted	3,085,873	160,719	2,145,505	138,849	179,925	84,018
Net loss per share attributable to common stockholders, basic and diluted	$ (0.87)	$ (61.58)	$ (3.32)	$ (140.90)	$ (139.42)	$ (355.72)